Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 2,887,500
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2		0.22
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3		$ (1,210,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4		0.21
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5		$ 2,392,500
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6		0.10
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7		$ 4,070,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 8		0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 9		$ (385,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 10		0.32
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 11		$ (935,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 12		0.16
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 13		$ 735,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 14		0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 15		$ 3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 16		0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 4,070,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2	0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3	$ (385,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4	0.32
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5	$ (935,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6	0.16
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 735,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 8	0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 10	0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 11	$ (1,014,125)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 12	0.17
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 850,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 14	0.14
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 3,320,875
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 16	0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 3,020,875
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 18	0.14